RELATED PARTY TRANSACTIONS, Administrative Support Agreement (Details) - USD ($)				3 Months Ended	6 Months Ended
	Sep. 17, 2020	Sep. 14, 2020	Jul. 03, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Repayment of debt to related party						$ 250,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party expense				$ 30,000	$ 60,000	40,000
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 10,000
Sponsor [Member] | Promissory Note
Related Party Transactions [Abstract]
Repayment of debt to related party	$ 250,000
Sponsor [Member] | Promissory Note | Maximum [Member]
Related Party Transactions [Abstract]
Repayment of debt to related party			$ 250,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction						$ 1,500,000
Share price (in dollars per share)						$ 1.00
Promissory note, outstanding						$ 0